Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Schedule of interest bearing assets

As of December 31	2011	2010

Cash and cash equivalents	$272	$346
Short-term investments	785	785
Fiduciary assets (1)	4,190	3,489
Investments	239	312

	$5,486	$4,932

(1)
Fiduciary assets does not include fiduciary receivables

Schedule of investments

As of December 31	2011	2010

Equity method investments	$164	$174
Other investments, at cost (1)	60	123
Fixed-maturity securities	15	15

	$239	$312

(1)
The reduction in other investments, at cost is primarily due to sales and redemptions